Vanguard FTSE All-World ex-US Small-Cap Index Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.45%	6.48%	8.27%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.95%	8.04%	9.47%	8.56%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		29.87%	6.35%	8.25%
Performance Inception Date	Feb. 07, 2019
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.71%	5.57%	7.46%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	4.81%	6.40%